WARRANTS (Details 2) (Stock Warrants [Member], USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Stock Warrants [Member]
Numbers of warrant outstanding at Begining Balance	0	0
Numbers of warrant issued	385,000	842,000
Numbers of warrant exercised	0	0
Numbers of warrant Expired	(385,000)	(457,000)
Numbers of warrants outstanding at Ending Balance	0	0
Exercise price, outstanding at Begining Balance	$ 0	$ 0
Exercise price, Issued	$ 0.50	$ 0.50
Exercise price, Exercised	$ 0	$ 0
Exercise price, Expired	$ 0	$ 0